RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Trading investments in debt securities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,259,498	14,160,846
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	10,986,770	11,038,856
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	10,986,770	11,038,856
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	4,741,287	4,780,993
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	4,741,287	4,780,993
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	3,365,223	4,439,590
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	1,376,000	341,348
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	64	55
Sovereign | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	2,809,142	2,904,210
Sovereign | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	162,673	129,081
Other Public Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	11,219	187,295
Other Public Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	238,291
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	114	46,168
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	41,385	9,359
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	64	55
Financial Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	544,748	1,301,917
Financial Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	931,728	200,901
Multilaterals | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,923	$ 2,007